CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
OTHER INCOME (LOSS)
Gain on disposition of marketable securities	$ 60	$ 0	$ 48,360	$ 0
Loss on sale of equipment	0	0	0	(9,432)
Interest	17,384	3	30,290	42
Gain (loss) on settlement of debt	(8,135)	0	(6,543)	0
Foreign currency gain (loss)	(2,511)	(1,665)	(11,356)	13,582
Net OTHER INCOME (LOSS)	6,798	(1,662)	60,751	4,192
EXPENSES
Corporate general and administrative	666,030	639,406	2,156,664	2,318,919
Exploration	26,901	58,747	141,830	180,809
Legal and accounting	342,299	22,656	609,763	151,102
Arbitral Award Settlement (Note 3)	855,218	169,617	2,584,662	1,498,224
Mixed Company (Note 8)	828,608	0	1,386,829	0
Equipment holding costs	160,249	171,195	644,050	561,503
Interest expense (Note 11)	2,713,049	2,517,763	7,682,316	7,040,466
Total EXPENSES	5,592,354	3,579,384	15,206,114	11,751,023
Net loss for the period	$ (5,585,556)	$ (3,581,046)	$ (15,145,363)	$ (11,746,831)
Net loss per share, basic and diluted	$ (0.06)	$ (0.05)	$ (0.18)	$ (0.15)
Weighted average common shares outstanding	87,523,859	76,129,267	83,331,637	76,095,043